CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Total Shareholders’ Equity Attributable to parent company´s owners	Capital Stock	Paid-in Capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Other	Legal Reserve	Others Reserves	Retained Earnings		Total Shareholders’ Equity Attributable to Non-Controlling Interests
Equity, Beginning balance at Dec. 31, 2022	$ 5,431,044,688	$ 5,431,044,520	$ 1,474,692	$ 17,281,187	$ 2,087,554,600	$ 709,342	$ 1,674,408	$ 61,613,995	$ 4,386,583,242	$ (1,125,846,946)		$ 168
Reserve creation	0							22,953,153	362,828,226	(385,781,379)
Distribution of Profits
Cash dividends	(622,894,323)	(622,894,155)							(549,612,504)	(73,281,651)		(168)
Other reserves	12	12							12
Business combination	261,383											261,383
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	965,874,168	965,881,373								965,881,373		(7,205)
Other Comprehensive Income for the Year	4,419,218	4,419,218				1,923,692	2,495,526					0
Equity, Ending balance at Dec. 31, 2023	5,778,705,146	5,778,450,968	1,474,692	17,281,187	2,087,554,600	2,633,034	4,169,934	84,567,148	4,199,798,976	(619,028,603)		254,178
Reserve creation	0							48,161,114	792,254,054	(840,415,168)
Distribution of Profits
Cash dividends	(853,293,991)	(853,293,766)							(730,486,648)	(122,807,118)		(225)
Capital increase	894,821,243	894,821,243	113,822	680,106,379	214,601,042
Business combination	133,135											133,135
Total Comprehensive Income for the Year
Net Income (Loss) for the Year	2,115,280,318	2,115,458,228								2,115,458,228		(177,910)
Other Comprehensive Income for the Year	19,260,504	19,261,598				19,038,577	223,021					(1,094)
Equity, Ending balance at Dec. 31, 2024	7,954,906,355	7,954,698,271	1,588,514	697,387,566	2,302,155,642	21,671,611	4,392,955	132,728,262	4,261,566,382	533,207,339	[1]	208,084
Total Comprehensive Income for the Year
Retained earnings	(1,582,250,889)
Reserve creation	0							106,462,162	1,916,155,079	(2,022,617,241)
Cash dividends	(501,272,293)	(501,265,206)							(394,639,190)	(106,626,016)		(7,087)
Capital increase	126,047,404	126,047,404	17,740	100,270,924	25,758,740
Net Income (Loss) for the Year	212,612,039	212,523,704								212,523,704		88,335
Other Comprehensive Income for the Year	(32,669,141)	(32,668,366)				(40,578,349)	7,909,983					(775)
Equity, Ending balance at Dec. 31, 2025	7,759,624,364	$ 7,759,335,807	$ 1,606,254	$ 797,658,490	$ 2,327,914,382	$ (18,906,738)	$ 12,302,938	$ 239,190,424	$ 5,783,082,271	$ (1,383,512,214)		$ 288,557
Total Comprehensive Income for the Year
Retained earnings	$ (1,596,035,918)

[1]	The balance of Retained Earnings as of December 31, 2024 has been adjusted by $(21,873,427) in accordance with IFRS 3 Business Combinations. See Note 15.